Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2023
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 10: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three months ended March 31, 2023 and 2022 were as follows (in thousands):

Three months ended March 31, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation gain/(loss)	(1,181)	—	(1,181)
Actuarial gain/(loss), net of tax	—	(157)	(157)

Balance as of March 31, 2023	$19,611	$(1,589)	$18,022

Three months ended March 31, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation gain/(loss)	(1,446)	—	(1,446)
Actuarial gain/(loss), net of tax	—	(526)	(526)

Balance as of March 31, 2022	$22,865	$(1,804)	$21,061

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.